Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
October 31, 2021
LCV-NPRT3-1221
1.809080.118
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	119,391	3,015,817
Liberty Global PLC Class C (a)	34,256	987,943
Verizon Communications, Inc.	179,793	9,527,231
		13,530,991
Entertainment - 2.0%
Cinemark Holdings, Inc. (a)(b)	61,100	1,148,680
The Walt Disney Co. (a)	57,554	9,730,655
		10,879,335
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	2,425	7,180,231
Meta Platforms, Inc. Class A (a)	6,918	2,238,457
		9,418,688
Media - 1.5%
Cogeco Communications, Inc.	19,200	1,648,972
Comcast Corp. Class A	49,136	2,527,064
Omnicom Group, Inc.	54,526	3,712,130
		7,888,166
TOTAL COMMUNICATION SERVICES		41,717,180
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.8%
Aptiv PLC (a)	26,910	4,652,470
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp. (a)	67,850	2,633,259
Marriott International, Inc. Class A (a)	24,050	3,848,481
		6,481,740
Household Durables - 0.6%
Lennar Corp. Class A	32,960	3,293,693
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	41,500	3,183,880
Specialty Retail - 2.2%
Best Buy Co., Inc.	36,790	4,497,210
Burlington Stores, Inc. (a)	11,911	3,290,890
Ulta Beauty, Inc. (a)	10,650	3,912,384
		11,700,484
TOTAL CONSUMER DISCRETIONARY		29,312,267
CONSUMER STAPLES - 6.9%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	7,500	1,626,075
Diageo PLC	8,628	429,258
Keurig Dr. Pepper, Inc.	46,275	1,670,065
Monster Beverage Corp. (a)	11,731	997,135
PepsiCo, Inc.	4,482	724,291
The Coca-Cola Co.	64,066	3,611,400
		9,058,224
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc. (b)	3,400	105,230
U.S. Foods Holding Corp. (a)	4,800	166,416
Walmart, Inc.	33,987	5,078,338
		5,349,984
Food Products - 1.0%
Darling Ingredients, Inc. (a)	13,658	1,154,374
McCormick & Co., Inc. (non-vtg.)	2,700	216,621
Mondelez International, Inc.	61,849	3,756,708
		5,127,703
Household Products - 2.2%
Colgate-Palmolive Co.	2,400	182,856
Kimberly-Clark Corp.	8,644	1,119,312
Procter & Gamble Co.	75,428	10,785,450
		12,087,618
Tobacco - 1.0%
Altria Group, Inc.	58,136	2,564,379
Philip Morris International, Inc.	29,400	2,779,476
		5,343,855
TOTAL CONSUMER STAPLES		36,967,384
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Canadian Natural Resources Ltd.	95,400	4,054,654
Cenovus Energy, Inc. (Canada)	413,900	4,949,677
Cheniere Energy, Inc.	46,100	4,766,740
Exxon Mobil Corp.	164,100	10,579,527
Hess Corp.	56,600	4,673,462
		29,024,060
FINANCIALS - 21.5%
Banks - 9.0%
Bank of America Corp.	281,972	13,472,622
Citizens Financial Group, Inc.	47,035	2,228,518
Comerica, Inc.	20,820	1,771,574
First Horizon National Corp.	75,820	1,286,665
JPMorgan Chase & Co.	45,839	7,787,588
PNC Financial Services Group, Inc.	30,137	6,359,811
Societe Generale Series A	54,709	1,827,497
Wells Fargo & Co.	270,248	13,825,888
		48,560,163
Capital Markets - 6.0%
Bank of New York Mellon Corp.	167,623	9,923,282
BlackRock, Inc. Class A	6,823	6,437,228
Cboe Global Markets, Inc.	14,527	1,916,692
Intercontinental Exchange, Inc.	58,200	8,058,372
Morgan Stanley	56,466	5,803,575
		32,139,149
Consumer Finance - 2.5%
American Express Co.	18,966	3,295,911
Capital One Financial Corp.	67,887	10,252,974
		13,548,885
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	16,328	4,686,299
Voya Financial, Inc.	14,424	1,006,362
		5,692,661
Insurance - 3.0%
American International Group, Inc.	31,582	1,866,180
Hartford Financial Services Group, Inc.	58,885	4,294,483
The Travelers Companies, Inc.	60,755	9,774,264
		15,934,927
TOTAL FINANCIALS		115,875,785
HEALTH CARE - 17.6%
Biotechnology - 0.1%
Biogen, Inc. (a)	3,000	800,040
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	31,000	3,995,590
Baxter International, Inc.	11,600	915,936
Boston Scientific Corp. (a)	80,000	3,450,400
Danaher Corp.	19,600	6,110,692
Stryker Corp.	8,600	2,288,202
Teleflex, Inc.	9,800	3,498,012
		20,258,832
Health Care Providers & Services - 5.9%
Centene Corp. (a)	38,900	2,771,236
Cigna Corp.	8,500	1,815,685
CVS Health Corp.	26,034	2,324,316
HCA Holdings, Inc.	3,800	951,748
Humana, Inc.	9,900	4,585,284
McKesson Corp.	17,000	3,533,960
Molina Healthcare, Inc. (a)	4,700	1,389,884
UnitedHealth Group, Inc.	30,800	14,182,475
		31,554,588
Life Sciences Tools & Services - 4.2%
Bio-Rad Laboratories, Inc. Class A (a)	6,900	5,483,292
IQVIA Holdings, Inc. (a)	16,400	4,287,288
Syneos Health, Inc. (a)	8,800	821,392
Thermo Fisher Scientific, Inc.	19,400	12,281,558
		22,873,530
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	65,000	3,796,000
Johnson & Johnson	64,285	10,470,741
Merck & Co., Inc.	57,300	5,045,265
		19,312,006
TOTAL HEALTH CARE		94,798,996
INDUSTRIALS - 11.1%
Aerospace & Defense - 4.5%
General Dynamics Corp.	20,768	4,210,712
Lockheed Martin Corp.	3,200	1,063,424
Northrop Grumman Corp.	12,890	4,604,566
Raytheon Technologies Corp.	78,105	6,940,410
The Boeing Co. (a)	36,614	7,580,196
		24,399,308
Air Freight & Logistics - 0.4%
FedEx Corp.	8,322	1,960,081
Construction & Engineering - 0.7%
AECOM (a)	56,288	3,848,411
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	78,080	4,302,208
Industrial Conglomerates - 1.4%
General Electric Co.	62,502	6,554,585
Honeywell International, Inc.	3,049	666,572
		7,221,157
Machinery - 0.4%
Caterpillar, Inc.	10,646	2,171,890
Marine - 0.4%
Kirby Corp. (a)	41,383	2,168,883
Professional Services - 1.4%
Nielsen Holdings PLC	371,936	7,531,704
Road & Rail - 0.7%
Norfolk Southern Corp.	13,245	3,881,447
Trading Companies & Distributors - 0.4%
Univar, Inc. (a)	81,462	2,083,798
TOTAL INDUSTRIALS		59,568,887
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.8%
Cisco Systems, Inc.	165,038	9,237,177
F5 Networks, Inc. (a)	792	167,231
		9,404,408
Electronic Equipment & Components - 0.6%
Vontier Corp.	86,291	2,919,225
IT Services - 4.6%
Amdocs Ltd.	99,460	7,741,966
Fidelity National Information Services, Inc.	40,800	4,518,192
Fiserv, Inc. (a)	28,655	2,822,231
FleetCor Technologies, Inc. (a)	8,700	2,152,467
GoDaddy, Inc. (a)	49,597	3,430,624
IBM Corp.	34,612	4,329,961
		24,995,441
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	36,142	1,770,958
Microchip Technology, Inc.	29,700	2,200,473
		3,971,431
Software - 1.6%
Check Point Software Technologies Ltd. (a)	28,576	3,417,690
NCR Corp. (a)	39,441	1,559,497
SS&C Technologies Holdings, Inc.	48,166	3,827,752
		8,804,939
TOTAL INFORMATION TECHNOLOGY		50,095,444
MATERIALS - 3.4%
Chemicals - 1.6%
Huntsman Corp.	80,451	2,621,094
Olin Corp.	82,808	4,718,400
The Chemours Co. LLC	50,457	1,413,805
		8,753,299
Construction Materials - 0.3%
Eagle Materials, Inc.	11,855	1,758,808
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	155,500	2,029,275
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	74,084	2,794,448
Newmont Corp.	51,004	2,754,216
		5,548,664
TOTAL MATERIALS		18,090,046
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Digital Realty Trust, Inc.	3,500	552,335
Douglas Emmett, Inc.	54,300	1,774,524
Equity Lifestyle Properties, Inc.	30,700	2,594,457
Invitation Homes, Inc.	99,300	4,096,125
Mid-America Apartment Communities, Inc.	25,500	5,207,355
Prologis (REIT), Inc.	36,900	5,349,024
Welltower, Inc.	32,300	2,596,920
		22,170,740
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	172,200	3,166,758
TOTAL REAL ESTATE		25,337,498
UTILITIES - 5.0%
Electric Utilities - 3.0%
Edison International	55,998	3,523,954
Exelon Corp.	75,486	4,015,100
FirstEnergy Corp.	62,213	2,397,067
PG&E Corp. (a)	274,771	3,187,344
Southern Co.	52,290	3,258,713
		16,382,178
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	108,835	2,735,024
Vistra Corp.	98,573	1,931,045
		4,666,069
Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	104,824	2,729,617
Sempra Energy	26,570	3,391,129
		6,120,746
TOTAL UTILITIES		27,168,993
TOTAL COMMON STOCKS (Cost $409,399,061)		527,956,540

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	6,294,935	6,296,194
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	1,321,343	1,321,475
TOTAL MONEY MARKET FUNDS (Cost $7,617,592)		7,617,669

Equity Funds - 0.7%
	Shares	Value ($)
Domestic Equity Funds - 0.7%
iShares Russell 1000 Value Index ETF (Cost $3,963,539)	24,500	4,031,230

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $420,980,192)	539,605,439
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(622,118)
NET ASSETS - 100.0%	538,983,321

Security Type Abbreviations
ETF	-	Exchange-Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	11,657,805	147,709,685	153,071,313	4,196	17	-	6,296,194	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	548,625	22,534,958	21,762,108	453	-	-	1,321,475	0.0%
Total	12,206,430	170,244,643	174,833,421	4,649	17	-	7,617,669

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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